Share-Based Payment (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
PBI 2013 Option Plan [Member]
Statement Line Items [Line Items]
Balance	1,845,842	20,316,868	16,750,000
Acquired from SalvaRx Acquisition
Granted			3,566,868
Exercised		(18,471,026)
Cancelled	(1,250,000)
Balance	595,842	1,845,842	20,316,868
Exercisable as at March 31, 2019	$ 595,842
PPL Option Plan (Subsidiary Plan) [Member]
Statement Line Items [Line Items]
Balance	47,917	47,917	47,917
Acquired from SalvaRx Acquisition
Granted	9,341
Exercised
Cancelled
Balance	57,258	47,917	47,917
Exercisable as at March 31, 2019	$ 50,253
iOx Option Plan (Subsidiary Plan) [Member]
Statement Line Items [Line Items]
Balance
Acquired from SalvaRx Acquisition	$ 2,599
Granted
Cancelled
Balance	2,599
Exercisable as at March 31, 2019	$ 1,728